Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 15.4%
$ 170,000
ARI Fleet Lease Trust, Series 2021-A,
Class A3, 0.680%, 3/15/30(a) ........
$ 166,443
470,000
ARI Fleet Lease Trust, Series 2022-A,
Class A3, 3.430%, 1/15/31(a) ........
458,782
1,250,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2023-4A, Class A, 5.490%,
6/20/29(a) .....................
1,259,819
509,000
Carvana Auto Receivables Trust, Series
2021-P2, Class B, 1.270%, 3/10/27 ....
464,086
600,000
Carvana Auto Receivables Trust, Series
2021-P3, Class B, 1.420%, 8/10/27 ....
533,865
620,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39(b)
687,636
77
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.579%,
6/25/37 .......................
76
410,000
Enterprise Fleet Financing, LLC, Series
2021-3, Class A3, 1.220%, 8/20/27(a) ..
388,509
544,000
Enterprise Fleet Financing, LLC, Series
2023-1, Class A3, 5.420%, 10/22/29(a) .
549,420
375,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(a) .
364,054
415,000
Ford Credit Auto Owner Trust 2021-
REV2, Series 2021-2, Class A, 1.530%,
5/15/34(a) .....................
378,838
205,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A4,
0.550%, 12/15/26(a) ..............
198,495
1,295,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(a)
1,173,273
1,315,000
OneMain Direct Auto Receivables Trust
2023-1, Series 2023-1A, Class A,
5.410%, 11/14/29(a) ..............
1,319,445
630,000
OneMain Financial Issuance Trust 2019-
2, Series 2019-2A, Class A, 3.140%,
10/14/36(a)(b) ..................
589,660
480,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(a)(b) ...................
430,808
950,000
Santander Drive Auto Receivables Trust,
Series 2023-3, Class B, 5.610%, 7/17/28
954,674
119,183
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 6.370%, (TSFR1M plus
1.01%), 12/26/34(c) ..............
112,751
261,388
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 2.540%,
5/15/46(a)(b) ...................
244,103
561,000
Synchrony Card Funding, LLC, Series
2023-A1, Class A, 5.540%, 7/15/29 ...
570,183
750,000
Toyota Auto Loan Extended Note Trust
2021-1, Series 2021-1A, Class A,
1.070%, 2/27/34(a)(b) .............
691,158
1,000,000
Toyota Auto Loan Extended Note Trust
2022-1, Series 2022-1A, Class A,
3.820%, 4/25/35(a) ...............
971,666
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 41,938
U.S. Small Business Administration, Series
2010-20D, Class 1, 4.360%, 4/1/30(b) ..
$ 40,899
1,000,000
Wheels Fleet Lease Funding 1, LLC, Series
2023-2A, Class A, 6.460%, 8/18/38(a) .
1,012,195
99,878
Wheels SPV 2, LLC, Series 2020-1A,
Class A3, 0.620%, 8/20/29(a) ........
98,948
Total Asset Backed Securities
(Cost $14,156,994) ............... 13,659,786
COLLATERALIZED MORTGAGE OBLIGATIONS — 23.5%
345,490
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.500%,
7/25/49(a)(d) ...................
305,252
9,112
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19 .......................
8,833
27,004
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
25,914
49,774
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
49,218
37,251
Fannie Mae, Series 2003-19, Class AR,
5.500%, 3/25/33 .................
37,683
170,976
Fannie Mae, Series 2003-21, Class OW,
4.000%, 3/25/33 .................
163,855
682,000
Fannie Mae, Series 2008-2, Class PH,
5.500%, 2/25/38 .................
692,852
527,000
Fannie Mae, Series 2009-28, Class HX,
5.000%, 5/25/39 .................
528,122
825,833
Fannie Mae, Series 2010-150, Class YL,
4.000%, 1/25/41 .................
761,005
844,684
Fannie Mae, Series 2011-131, Class PB,
4.500%, 12/25/41 ................
835,146
96,796
Fannie Mae, Series 2011-74, Class QM,
4.500%, 11/25/40 ................
95,392
1,009,662
Fannie Mae, Series 2013-30, Class PY,
3.000%, 4/25/43 .................
958,223
328,286
Fannie Mae, Series 2013-91, Class DV,
3.000%, 10/25/26 ................
320,191
936,662
Fannie Mae, Series 2015-65, Class CZ,
3.500%, 9/25/45 .................
819,334
482,181
Fannie Mae, Series 2016-11, Class GA,
2.500%, 3/25/46 .................
443,389
122,432
Fannie Mae, Series 2016-85, Class GA,
2.500%, 10/25/45 ................
110,125
1,495,000
Fannie Mae, Series 2017-42, Class HL,
3.000%, 6/25/47 .................
1,337,084
335,327
Fannie Mae, Series 2020-10, Class Q,
3.000%, 3/25/50 .................
295,513
835,316
Fannie Mae, Series 2020-5, Class MG,
3.500%, 2/25/50 .................
754,476
61,272
Freddie Mac, Series 2485, Class WG,
6.000%, 8/15/32 .................
62,914

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 133,241
Freddie Mac, Series 2768, Class PC,
4.000%, 3/15/34 .................
$ 130,136
116,797
Freddie Mac, Series 3042, Class PZ,
5.750%, 9/15/35 .................
122,715
84,235
Freddie Mac, Series 3440, Class EM,
5.000%, 4/15/38 .................
84,827
500,000
Freddie Mac, Series 3714, Class PB,
4.750%, 8/15/40(b) ...............
499,329
6,302
Freddie Mac, Series 3803, Class PJ,
4.250%, 1/15/41 .................
6,222
200,000
Freddie Mac, Series 3815, Class TB,
4.500%, 2/15/41 .................
192,413
113,913
Freddie Mac, Series 3816, Class HM,
4.500%, 5/15/40 .................
112,460
990,000
Freddie Mac, Series 3895, Class PW,
4.500%, 7/15/41 .................
977,188
282,755
Freddie Mac, Series 3989, Class JW,
3.500%, 1/15/42(b) ...............
265,135
460,000
Freddie Mac, Series 4088, Class CD,
3.000%, 8/15/42 .................
374,063
300,000
Freddie Mac, Series 4094, Class ME,
2.500%, 8/15/42 .................
260,020
215,000
Freddie Mac, Series 4097, Class CU,
1.500%, 8/15/27 .................
195,480
724,000
Freddie Mac, Series 4125, Class JC,
2.500%, 11/15/42 ................
553,517
628,000
Freddie Mac, Series 4135, Class AY,
2.000%, 11/15/42 ................
486,741
471,384
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
446,607
119,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32(b) ..............
107,955
118,310
Freddie Mac, Series 4173, Class NB,
3.000%, 3/15/43 .................
106,933
75,402
Freddie Mac, Series 4215, Class LD,
2.000%, 7/15/41 .................
71,333
33,033
Freddie Mac, Series 4293, Class MH,
3.000%, 12/15/41 ................
31,171
89,582
Freddie Mac, Series 4352, Class ZX,
4.000%, 4/15/44 .................
85,645
1,000,000
Freddie Mac, Series 4507, Class GB,
3.000%, 9/15/45 .................
862,254
475,000
Freddie Mac, Series 4650, Class JE,
3.000%, 7/15/46 .................
408,320
1,116,913
Freddie Mac, Series 4795, Class JB,
4.000%, 5/15/48 .................
1,068,385
871,896
Freddie Mac, Series 4941, Class MB,
3.000%, 7/25/49 .................
775,453
386,695
Freddie Mac, Series 5115, Class G,
2.500%, 9/25/50 .................
317,230
209,060
Freddie Mac Strips, Series 219, Class PO,
3/1/32 ........................
184,552
969,914
Freddie Mac Strips, Series 236, Class PO,
4/1/36 ........................
803,451
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 50,120
Ginnie Mae, Series 2004-69, Class GC,
5.500%, 4/20/34 .................
$ 50,640
411,996
Ginnie Mae, Series 2005-60, Class WZ,
5.500%, 9/20/35 .................
419,337
177,817
Ginnie Mae, Series 2007-57, Class ZA,
5.750%, 10/20/37 ................
181,657
750,000
Ginnie Mae, Series 2011-135, Class PG,
3.000%, 10/16/41 ................
656,147
612,000
Ginnie Mae, Series 2017-75, Class DL,
3.000%, 3/20/47 .................
511,973
800,000
Ginnie Mae, Series 2019-6, Class JK,
3.500%, 1/20/49 .................
721,045
136,308
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33(b) .
125,856
Total Collateralized Mortgage Obligations
(Cost $21,958,757) ............... 20,800,711
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 17.9%
250,000
BANK 2020-BNK29, Series 2020-BN29,
Class A4, 1.997%, 11/15/53 .........
196,212
325,000
BBCMS Mortgage Trust, Series 2020-C7,
Class A5, 2.037%, 4/15/53 ..........
273,342
589,492
Benchmark Mortgage Trust, Series 2020-
B18, Class A5, 1.925%, 7/15/53 ......
476,982
1,250,000
Benchmark Mortgage Trust, Series 2020-
B21, Class A5, 1.978%, 12/17/53(b) ...
1,015,924
277,000
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 6.976%,
(TSFR1M plus 1.61%), 11/15/38(a)(c) .
271,611
252,184
BX Trust, Series 2021-RISE, Class
C, 6.926%, (TSFR1M plus 1.56%),
11/15/36(a)(c) ...................
247,119
589,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(b)(d) .....
546,848
700,000
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.631%, 2/10/50 ..........
649,915
100,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
95,050
500,000
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4, 3.778%,
9/10/58 .......................
477,891
219,274
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A4, 4.074%,
2/10/47(d) .....................
218,859
500,000
COMM 2014-CCRE18 Mortgage Trust,
Series 2014-CR18, Class A5, 3.828%,
7/15/47(b) .....................
494,413
266,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
260,394
60,955
COMM Mortgage Trust, Series 2014-
UBS2, Class A5, 3.961%, 3/10/47 ....
60,848

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 455,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
$ 445,769
250,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50(b) ..
232,919
500,000
CSAIL Commercial Mortgage Trust, Series
2015-C3, Class A4, 3.718%, 8/15/48(b)
482,629
250,708
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 6.796%, (TSFR1M
plus 1.43%), 11/15/38(a)(c) .........
245,044
1,000,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K1522,
Class A2, 2.361%, 10/25/36 .........
775,420
140,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K159, Class
A2, 3.950%, 11/25/30(d) ...........
136,121
361,536
FRESB Mortgage Trust, Series 2017-SB36,
Class A10F, 2.880%, 7/25/27(b)(d) ....
341,756
561,230
Ginnie Mae, Series 2014-126, Class A,
2.500%, 11/16/46 ................
526,280
337,284
Ginnie Mae, Series 2019-79, Class V,
2.800%, 3/16/29 .................
316,608
15,038
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(a) ......
14,867
85,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
83,441
500,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(b)(d)
474,867
64,000
GS Mortgage Securities Trust, Series 2020-
GC47, Class A5, 2.377%, 5/12/53 ....
53,972
500,000
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A5, 2.012%, 12/12/53(b) .
397,118
131,509
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(a)(d) ...........
122,207
500,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47(b) ............
494,237
185,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(d) ...........
173,992
272,691
Med Trust, Series 2021-MDLN, Class
C, 7.276%, (TSFR1M plus 1.91%),
11/15/38(a)(c) ...................
266,873
100,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47(b) ..............
98,058
300,167
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class A4,
3.526%, 12/15/47 ................
292,967
500,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49(b) ..............
475,004
435,000
Morgan Stanley Capital I Trust, Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
412,244
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 659,333
Morgan Stanley Capital I Trust, Series
2020-HR8, Class A4, 2.041%, 7/15/53 .
$ 548,867
197,506
OPG Trust, Series 2021-PORT, Class
C, 6.308%, (TSFR1M plus 0.95%),
10/15/36(a)(c) ...................
191,803
235,642
SMR Mortgage Trust, Series 2022-IND,
Class A, 7.012%, (TSFR1M plus 1.65%),
2/15/39(a)(c) ...................
222,973
600,000
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.405%,
12/15/47 .......................
584,112
644,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
621,452
50,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
47,898
300,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
283,351
220,800
Wells Fargo Commercial Mortgage Trust,
Series 2020-C56, Class A5, 2.448%,
6/15/53 .......................
187,410
500,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57, Class A4, 2.118%,
8/15/53 .......................
419,740
300,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C58, Class A4, 2.092%,
7/15/53 .......................
248,097
302,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
294,852
Total Commercial Mortgage-Backed
Securities
(Cost $17,632,795) ............... 15,798,356
CORPORATE BONDS — 0.3%
Diversified REITs — 0.3%
250,000
American Tower Trust, 3.652%, 3/23/28(a)
(b) ........................... 236,343
Total Corporate Bonds
(Cost $250,000) ................. 236,343
MORTGAGE-BACKED SECURITIES — 36.0%
Fannie Mae
—
15.0%
95,622
3.000%, 1/1/31, Pool #BA6574 ........ 91,995
294,940
4.500%, 3/1/34, Pool #CA3294 ........ 295,607
262,362
2.500%, 11/1/35, Pool #CA7939 ....... 241,258
52,374
5.500%, 6/1/38, Pool #984277(b) ....... 53,844
29,088
5.500%, 8/1/38, Pool #995072 ......... 29,981
37,560
4.500%, 9/1/39, Pool #AC1830 ........ 37,554
36,196
4.500%, 10/1/40, Pool #AE4855 ....... 36,189

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 67,920
3.500%, 2/1/41, Pool #AH5646 ........ $ 64,546
108,643
4.000%, 3/1/41, Pool #AH4008 ........ 106,085
320,899
2.500%, 5/1/41, Pool #MA4334 ........ 282,323
28,010
4.500%, 6/1/41, Pool #AC9298 ........ 27,982
78,006
5.000%, 7/1/41, Pool #AI5595 ......... 79,260
127,991
4.000%, 9/1/41, Pool #AJ1717 ........ 124,738
676,021
6.000%, 8/1/43, Pool #MA5129 ........ 694,724
36,436
4.500%, 10/1/44, Pool #MA2066 ....... 36,205
111,179
4.000%, 12/1/44, Pool #MA2127 ....... 107,322
105,035
4.500%, 1/1/45, Pool #MA2158 ........ 104,369
132,669
3.500%, 3/1/45, Pool #AS4552 ........ 124,404
118,387
4.000%, 10/1/45, Pool #AL7487 ....... 114,279
814,769
3.000%, 10/1/46, Pool #BC4764 ....... 741,178
80,303
4.000%, 11/1/46, Pool #MA2808 ....... 77,516
107,295
3.000%, 2/1/47, Pool #BE2329 ........ 97,224
59,617
4.000%, 5/1/47, Pool #BE9598 ........ 57,432
51,343
4.500%, 11/1/47, Pool #BM3286 ....... 51,081
60,555
4.500%, 5/1/48, Pool #CA1711 ........ 59,640
200,878
3.500%, 6/1/50, Pool #CA6097 ........ 186,673
201,303
3.000%, 7/1/50, Pool #CA6422 ........ 180,010
201,125
3.000%, 7/1/50, Pool #CA6421 ........ 179,851
496,790
2.500%, 8/1/50, Pool #FM4053 ........ 428,992
323,503
2.500%, 8/1/50, Pool #FM4055 ........ 278,498
772,004
3.000%, 8/1/50, Pool #FS0973 ........ 696,642
473,307
2.500%, 3/1/51, Pool #FM6523 ........ 405,509
326,741
3.000%, 5/1/51, Pool #FM7346 ........ 292,178
1,033,958
2.500%, 8/1/51, Pool #FM8438 ........ 889,442
1,232,730
4.000%, 8/1/51, Pool #FS1976 ........ 1,185,769
306,761
3.000%, 11/1/51, Pool #CB2170 ....... 271,920
814,241
3.500%, 2/1/52, Pool #MA4550 ........ 751,743
931,841
3.000%, 3/1/52, Pool #BV4143 ........ 839,594
716,644
3.500%, 4/1/52, Pool #FS1185 ........ 658,977
670,920
3.500%, 4/1/52, Pool #FS1260 ........ 621,160
643,408
4.500%, 6/1/52, Pool #FS2157 ........ 629,554
496,631
5.000%, 11/1/52, Pool #CB5278 ....... 493,114
556,634
5.500%, 3/1/53, Pool #FS3925 ........ 563,897
13,290,259
Freddie Mac
—
20.5%
36,177
4.000%, 11/1/32, Pool #ZS8993 ....... 35,434
167,412
3.500%, 5/1/35, Pool #ZA2378 ........ 160,834
126,036
4.000%, 5/1/37, Pool #ZA2461 ........ 123,058
18,228
5.500%, 10/1/39, Pool #ZI9359 ........ 18,788
30,295
5.000%, 4/1/40, Pool #ZI9910 ......... 30,810
53,685
5.500%, 4/1/40, Pool #ZA1042 ........ 55,333
419,916
2.000%, 8/1/40, Pool #RB5076 ........ 361,560
22,191
5.000%, 8/1/40, Pool #ZA1056 ........ 22,568
55,846
4.000%, 11/1/40, Pool #ZJ0654 ........ 54,530
62,082
4.000%, 12/1/40, Pool #ZJ0811 ........ 60,620
146,245
3.500%, 8/1/42, Pool #ZL3508 ........ 138,223
634,682
6.000%, 2/1/43, Pool #RB5221 ........ 647,286
188,622
3.500%, 3/1/43, Pool #ZT1107 ........ 177,418
787,057
3.500%, 1/1/45, Pool #SD1309 ........ 742,481
132,964
3.500%, 1/1/45, Pool #ZL8964 ........ 124,516
110,182
3.500%, 3/1/45, Pool #ZT1164 ........ 103,637
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 86,885
3.000%, 1/1/46, Pool #ZS4646 ........ $ 79,466
91,158
4.000%, 4/1/46, Pool #ZM1015 ........ 87,994
92,766
3.500%, 12/1/47, Pool #ZM5123 ....... 86,677
230,113
2.500%, 11/1/49, Pool #QA4396 ....... 197,585
642,982
2.500%, 7/1/51, Pool #QC4230 ........ 554,881
278,626
3.500%, 7/1/51, Pool #RA5549 ........ 257,430
979,402
3.000%, 8/1/51, Pool #SD8162 ........ 868,990
950,009
2.500%, 9/1/51, Pool #RA5921 ........ 816,370
433,892
3.000%, 2/1/52, Pool #SD8195 ........ 384,316
868,804
3.500%, 4/1/52, Pool #SD0957 ........ 797,522
730,590
4.500%, 6/1/52, Pool #SD1265 ........ 712,499
1,132,752
4.500%, 8/1/52, Pool #SD1515 ........ 1,099,577
755,614
5.000%, 10/1/52, Pool #SD1710 ....... 749,329
942,436
5.000%, 11/1/52, Pool #SD1727 ....... 939,957
705,300
5.000%, 1/1/53, Pool #RA8382 ........ 700,306
927,382
5.500%, 2/1/53, Pool #QF8052 ........ 933,175
973,352
5.000%, 3/1/53, Pool #SD2390 ........ 967,022
1,263,849
4.500%, 5/1/53, Pool #SD2952 ........ 1,234,910
464,836
6.000%, 5/1/53, Pool #SD3072 ........ 472,671
979,433
5.000%, 6/1/53, Pool #SD3128 ........ 973,002
977,701
5.500%, 6/1/53, Pool #SD3136 ........ 985,094
1,318,596
6.000%, 7/1/53, Pool #SD3223 ........ 1,350,441
18,106,310
Ginnie Mae
—
0.5%
7,027
4.000%, 12/20/40, Pool #755678 ....... 6,884
502,429
4.000%, 7/20/52, Pool #786280 ........ 480,979
487,863
Total Mortgage-Backed Securities
(Cost $33,768,054) ............... 31,884,432
U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Banks
—
0.5%
550,000
1.900%, 10/7/31 ................... 460,787
Total U.S. Government Agencies
(Cost $465,069) ................. 460,787
U.S. TREASURY BONDS — 2.7%
2,250,000
2.375%, 2/15/42 ................. 1,733,203
1,065,000
1.875%, 11/15/51(b) .............. 676,941
Total U.S. Treasury Bonds
(Cost $2,727,595) ................ 2,410,144
U.S. TREASURY NOTES — 2.6%
1,500,000
0.625%, 5/15/30 ................. 1,227,656
200,000
1.375%, 11/15/31 ................ 166,352
1,000,000
1.875%, 2/15/32 ................. 861,328
Total U.S. Treasury Notes
(Cost $2,390,240) ................ 2,255,336

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 1.0%
870,022
Federated Treasury Obligations Fund,
Institutional Shares, 5.22%(e) .......
$ 870,022
Total Money Market Fund
(Cost $870,022) ................. 870,022
Total Investments — 99.9%
(Cost $94,219,526) ............................ 88,375,917
Net Other Assets (Liabilities) — 0.1% ............... 112,752
NET ASSETS — 100.0% .......................
$ 88,488,669
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) All or a portion of the securities are held in a separate collateral account at US Bank.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(e) Represents the current yield as of report date.
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Quality Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Quality Income Fund ................. $ 870,022(a) $ 87,505,895(b) $ — $ 88,375,917
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
December 31, 2023 (Unaudited)
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.